Annual Total Returns - FidelityBlueChipValueFund-AMCIZPro - FidelityBlueChipValueFund-AMCIZPro - Fidelity Blue Chip Value Fund - Fidelity Advisor Blue Chip Value Fund - Class A	Feb. 10, 2025
Bar Chart Table:
Annual Return 2015	(1.96%)
Annual Return 2016	11.19%
Annual Return 2017	14.87%
Annual Return 2018	(8.65%)
Annual Return 2019	21.71%
Annual Return 2020	(4.72%)
Annual Return 2021	25.04%
Annual Return 2022	1.52%
Annual Return 2023	7.08%
Annual Return 2024	4.84%